Vessels, Port Terminals and Other Fixed Assets, net (Details) $ in Thousands	5 Months Ended	12 Months Ended
	May 18, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 04, 2017 USD ($)	Feb. 28, 2017 USD ($)
Vessels, port terminals and other fixed assets, net
Assets pledged as collateral		$ 109,456	$ 93,991
Construction cost		0	36,849
Capitalized interest costs		971	4,764	$ 5,843
Payments made during the period to acquire fixed assets		$ 7,307	9,932	$ 4,262
Ferni H product tanker
Vessels, port terminals and other fixed assets, net
Vessel Capacity in dwt		16,871
San San H product tanker
Vessels, port terminals and other fixed assets, net
Vessel Capacity in dwt		16,871
San San H/Ferni H product tankers
Vessels, port terminals and other fixed assets, net
Number Of Vessels	2
Property Plant And Equipment Additions	$ 11,239
Formosa and San Lorenzo
Vessels, port terminals and other fixed assets, net
Disposal amount						$ 1,109
Number of vessels sold		2
Dry Barges
Vessels, port terminals and other fixed assets, net
Acquisition cost					$ 1,115
Payments made during the period to acquire fixed assets			629
Three new pushboats
Vessels, port terminals and other fixed assets, net
Construction cost		$ 32,032
Number Of Vessels		3
Capitalized interest costs		$ 3,874
Payments made during the period to acquire fixed assets			30,708
Expansion of dry port
Vessels, port terminals and other fixed assets, net
Construction cost			137,357
Capitalized interest costs			9,971
River and estuary tanker
Vessels, port terminals and other fixed assets, net
Construction cost		$ 17,389
Number Of Vessels		1
Capitalized interest costs		$ 628
Payments made during the period to acquire fixed assets			$ 6,141
Port Murtinho
Vessels, port terminals and other fixed assets, net
Payments made during the period to acquire fixed assets		$ 1,097
Measurement Of Land		3,5 hectares